Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	SERIES PORTFOLIOS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2023
Prospectus Date	rr_ProspectusDate	May 13, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A